PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 9,717	Rp 10,816
Service costs	504	353
Interest income	607	696
Benefits paid by employer	(719)	(226)
Pension benefit obligations at end of year	8,509	9,717
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Employer's contribution	Rp 48	Rp 44
Pre retirement employees inactiveness period	6 months
Retirement age	56 years